T. ROWE PRICE RETIREMENT 2025 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 69.4%
T. Rowe Price Funds:
Equity Index 500 Fund	2,388,030	139,309	263,302	27,109,155	2,526,573
Growth Stock Fund	1,535,993	9,103	55,462	19,079,501	1,796,717
Value Fund	1,310,884	168,350	13,033	44,670,861	1,622,892
Overseas Stock Fund	844,875	9,304	49,720	83,759,842	900,418
International Value Equity Fund	836,594	1,354	37,173	70,475,685	883,765
International Stock Fund	787,221	1,354	16,514	46,263,494	879,469
Emerging Markets Stock Fund	511,963	342	55,669	11,558,181	541,616
Mid-Cap Growth Fund	463,923	3,213	11,314	4,920,418	505,475
Mid-Cap Value Fund	392,091	700	10,443	15,990,469	432,862
New Horizons Fund(2)	355,311	170	60,960	4,013,144	321,132
Small-Cap Stock Fund(2)	270,317	3,452	6,010	5,641,119	301,405
Small-Cap Value Fund	236,386	435	6,419	5,960,609	258,929
Real Assets Fund	232,408	379	6,283	22,247,308	252,285
U. S. Large-Cap Core Fund	37,460	55,059	715	3,625,102	104,004
Emerging Markets Discovery Stock
Fund	5,972	24,729	275	2,630,334	31,169
Total Equity Mutual Funds (Cost $7,497,775)					11,358,711

BOND MUTUAL FUNDS 29.7%
T. Rowe Price Funds:
New Income Fund	1,854,457	119,392	42,939	198,928,831	1,975,363
International Bond Fund (USD
Hedged)	622,136	19,266	18,052	62,291,995	636,624
Limited Duration Inflation Focused
Bond Fund	597,329	2,265	26,018	114,490,478	594,206
Dynamic Global Bond Fund	433,239	3,459	10,517	44,095,474	431,695
Emerging Markets Bond Fund	393,214	13,761	10,888	38,413,784	430,234
High Yield Fund	336,504	62,922	9,432	62,920,437	406,466
U. S. Treasury Long-Term Fund	259,703	1,666	6,179	16,515,931	251,703
Floating Rate Fund	136,128	5,841	3,936	15,156,193	140,953
Total Bond Mutual Funds (Cost $4,717,956)					4,867,244

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2025 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
	(Cost and value in $000s)

	SHORT-TERM INVESTMENTS 0.6%
	T. Rowe Price Funds:
	U. S. Treasury Money Fund,
0.24% (3)	338,611	373,772	621,706	90,677,261	90,677
	Total Short-Term Investments (Cost $90,677)				90,677

	Total Investments in Securities 99.7%
	(Cost $12,306,408)				$16,316,632

	Other Assets Less Liabilities 0.3%				46,482

	Net Assets 100.0%				$16,363,114

(1)		Each underlying Price Fund is an affiliated company; the fund is invested in the Z
		Class of each underlying Price Fund. Additional information about each
	underlying Price Fund is available by calling 1-877-495-1138 and at
	www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2025 FUND

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized
	Date	Amount	Gain (Loss)
Short, 814 Russell 2000 E-Mini Index contracts	9/20	(63,545)	$(6,901)
Short, 1,349 MSCI EAFE Index contracts	9/20	(128,162)	(8,318)
Short, 3,039 S&P 500 E-Mini Index contracts	9/20	(531,658)	(41,467)
Long, 4,619 U. S. Treasury Notes ten year
contracts	12/20	643,196	(738)
Net payments (receipts) of variation margin to date			60,553

Variation margin receivable (payable) on open futures contracts			$3,129

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2025 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$258	$5,514	$2,727
Emerging Markets Bond Fund	(442)	34,147	4,951
Emerging Markets Discovery
Stock Fund	37	743	—
Emerging Markets Stock Fund	10,247	84,980	—
Equity Index 500 Fund	73,356	262,536	11,491
Floating Rate Fund	(74)	2,920	1,579
Growth Stock Fund	27,589	307,083	—
High Yield Fund	84	16,472	5,794
International Bond Fund (USD
Hedged)	252	13,274	3,133
International Stock Fund	3,264	107,408	—
International Value Equity Fund	(2,317)	82,990	—
Limited Duration Inflation
Focused Bond Fund	397	20,630	1,239
Mid-Cap Growth Fund	2,668	49,653	—
Mid-Cap Value Fund	(225)	50,514	—
New Horizons Fund	30,550	26,611	—
New Income Fund	992	44,453	13,798
Overseas Stock Fund	1,725	95,959	—
Real Assets Fund	665	25,781	—
Small-Cap Stock Fund	959	33,646	—
Small-Cap Value Fund	235	28,527	—
U. S. Large-Cap Core Fund	103	12,200	—
U. S. Treasury Long-Term Fund	1,141	(3,487)	1,219
Value Fund	5,204	156,691	—
U. S. Treasury Money Fund	—	—	146
Totals	$156,668#	$1,459,245	$46,077+

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $46,077 of income distributions from underlying Price
Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE RETIREMENT 2025 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Retirement 2025 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act)
as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.